Short Term Investments - Summary of Short Term Investments (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short term investments1 [abstract]
Short-term cash deposits	€ 8,559	€ 10,653
Investment in equity securities	639
Total	€ 9,197	€ 10,653